LEASES - (Details) - USD ($) $ in Thousands	Aug. 15, 2022	Apr. 20, 2022	Dec. 31, 2022	Jan. 01, 2022
Leases
Incremental borrowing rate.	2.64%	2.48%
Operating lease - ROU assets			$ 806	$ 941
Operating lease liabilities			$ 866	$ 941
Taiwan office lease agreement
Leases
Lease term		5 years
Australia office lease agreement
Leases
Lease term	3 years